UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

7th Floor, Suite 700, Room 727

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

7th Floor, Suite 700, Room 727

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2016

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This material must be preceded or accompanied by the Funds’ prospectus. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds may use derivatives which may involve risks different from, or greater than, those associated with more traditional investments. The Funds' emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company's securities. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, unless perfectly hedged, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. A Fund’s hedging strategies may not be successful, and even if they are successful, a Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Shareholder letter
iv	Management Discussion of Fund Performance
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Europe Quality Dividend ETF
7	O’Shares FTSE Europe Quality Dividend Hedged ETF
8	O’Shares FTSE Asia Pacific Quality Dividend ETF
13	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
14	Statements of Assets and Liabilities
15	Statements of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Expense Examples
37	Additional Information
38	Trustees and Officers of FQF Trust

The O’Shares FTSE US Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Asia Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Quality Dividend Hedged ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE US Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index and the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Indexes”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

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Dear Shareholder,

This Annual Report for the O’Shares Investments ETFs covers the period since the inception of each Fund through June 30, 2016 (the “Reporting Periods”). During the Reporting Periods, the Funds’ NAV returns were as follows:

O’Shares FTSE U.S. Quality Dividend ETF – (OUSA)	13.39%	Since July 14, 2015
O’Shares FTSE Europe Quality Dividend ETF – (OEUR)	-5.06%	Since August 19, 2015
O’Shares FTSE Europe Quality Dividend Hedged ETF – (OEUH)	12.44%	Since August 25, 2015
O’Shares FTSE Asia Pacific Quality Dividend ETF – (OASI)	3.63%	Since August 19, 2015
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF – (OAPH)	1.86%	Since August 25, 2015

Global Equity Market Overview

During the 12 months ended June 30, 2016 (the “Period”), the Standard & Poor’s (S&P) 500 Index1 generated moderate returns of 3.99% and the FTSE USA Index2, a broad U.S. equity index, returned 3.19%. In Europe, equity markets delivered a negative return, with the FTSE Developed Europe Index3 returning -10.43% and the STOXX Europe 600 Index4 returning -10.36%. Equity markets in the Asia-Pacific region also declined during the Period, returning -7.24% for the FTSE Developed Asia Pacific Index5 and -9.16% for the MSCI All Country Asia Pacific Index.6

Performance across global equity markets during the Period was driven by various factors, including varying economic growth, monetary stimulus measures in the U.S., Europe and Japan, as well as macroeconomic factors, including volatile energy prices, slower growth expectations in China and political uncertainty in Europe.

U.S. economic activity during the period was moderate, with U.S. GDP growing by an estimated 1.7%. The U.S. labor market also continued to improve with the unemployment rate declining from 5.4% to 4.9% during the Period, while job creation modestly improved, albeit with month-to-month volatility. In contrast, U.S. manufacturing and industrial production remained somewhat soft, as a strong U.S. dollar and low energy prices continued to weigh on areas of the U.S. economy more dependent on commodity prices and capital expenditures. Core inflation in the U.S. picked up during the Period, with broad prices, excluding food and energy, showing moderate improvements, climbing 2.3%.

In Europe, economic growth was also moderate, with the GDP in the European Union (“E.U.”) growing by an estimated 2.0% during the Period. Employment in Europe slightly improved, as the unemployment rate in the European Union declined from 9.4% to 8.5%. Conversely, inflation in Europe remained persistently low, with prices, excluding food and energy, rising only 0.9%. Growth in the Asia-Pacific region was higher, as the GDP in the region expanded by an estimated 4.7% during the Period. However, growth in Japan was slow, as the economy only grew by an estimated 0.6%, and core inflation remained low with prices, excluding energy and food, rising 0.4% during the Period. In Australia, growth also remained moderate, with the economy growing an estimated 3.0% during the Period, while lower commodity prices remained a headwind for areas of the economy.

Despite increasing the U.S. federal funds target rate from a range of 0% – 0.25% to a range of 0.25% – 0.50% in December 2015, the U.S. Federal Reserve Bank maintained a highly accommodative monetary policy during the Period. The North American economic backdrop remained mixed, while economic and political uncertainty persisted in China and Europe. Consequently, North American interest rates moved lower, with the yield on U.S. 10 Year government bonds declining from

i

2.35% at the beginning of the period to 1.47% on June 30, 2016. In Europe, monetary stimulus increased, as the European Central Bank introduced new measures to increase liquidity, boost growth and depreciate the Euro. As a result, rates in Europe generally declined with some European government bond yields moving into negative territory. Similarly, in the Asia-Pacific region, the Bank of Japan remained highly accommodative with its monetary policy, resulting in lower rates and negative government bond yields.

Against this global economic backdrop, U.S. corporate profits, excluding the energy sector, generally showed modest improvements during the Period, as lower energy prices and a stronger U.S. dollar were headwinds for earnings. In Europe, corporate profits, excluding both the financial and commodities sectors, also grew modestly. Earnings in the financial and commodities sectors faced headwinds, including lower bond yields and soft energy prices. In the Asia-Pacific region, Japanese profits declined, generally as a result of a stronger Yen, while in Australia corporate earnings declined, largely as a result of the weak commodity environment.

While U.S. equity markets generated positive returns during the Period, they experienced spans of relatively high volatility, generally due to various macroeconomic factors. In the late summer of 2015, concerns over economic growth in China resulted in significant equity market declines, which were broadly recovered in the final quarter of 2015 as fear abated. In January 2016, markets moved lower again following concern over increasingly lower energy prices. With West Texas Intermediate oil prices bottoming in early February, markets rallied alongside strengthening energy prices, delivering strong returns leading up to a U.K. referendum on E.U. membership in June 2016. When British voters surprised markets with a majority ‘Leave’ vote, U.S. equities declined precipitously before nearly fully recovering in the final weeks of June. In this environment, cyclical, less economically sensitive sectors, including Utilities, Telecommunication Services and Consumer Staples, generally outperformed, while the Materials, Energy and Financials sectors underperformed and delivered negative returns on volatile commodity prices and lower bond yields. Similar macroeconomic themes affected European equities and the markets were less resilient than those of the U.S., generally as a result of investors’ concerns over the long-term growth prospects of the region despite aggressive actions taken by the European Central Bank. Similarly, equity markets in the Asia-Pacific region were negatively affected by concerns over slower growth in China, as well as the macroeconomic implications of weaker energy prices and political stability in Europe.

The views expressed in this letter were those as of June 30, 2016, and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

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O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance (before fees and expenses) of its target index, the FTSE US Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The constituents of the U.S. Target Index are selected from the FTSE USA Index2, comprised of 624 of the largest U.S. publicly-listed equities that had an average weighted market capitalization of $32.4 billion and minimum market capitalization of over $153.5 million as of June 30, 2016. The Index Provider selects and weights securities for the U.S. Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility measured over several years, and 3) dividend yield for the twelve months preceding each annual reconstitution. The U.S. Target Index’s individual index constituent weights are capped at 5% on a quarterly basis to avoid overexposure to any single security, and the U.S. Target Index is fully reconstituted annually. Each component in the U.S. Target Index’s investable universe is tested for liquidity semi-annually. The U.S. Target Index’s investable universe includes real estate investment trusts (“REITs”).

Since inception on July 14, 2015 through June 30, 2016 (the “Reporting Period”), the Fund’s market price return was 13.27% and its NAV return was 13.39%. The U.S. Target Index returned 13.96% during the same period. The Fund’s market price at June 30, 2016 was $27.68.7

The Fund was successfully launched on July 14, 2015, with a first day trading volume of over 300,000 shares. The Fund posted positive performance in six of the 11 full months during the Reporting Period, with returns ranging from 8.12% to -5.29%. The best performing months for the Fund were October 2015 and March 2016, finishing up 8.12% and 6.27%, respectively. The worst performing months for the Fund were August 2015 and January 2016, finishing down -5.29% and -0.94%, respectively.

All ten of the sectors in OUSA delivered positive returns for the Reporting Period. Non-cyclical sectors, including Utilities and Telecommunication Services, delivered the strongest returns. Lower U.S. bond yields made higher income-generating sectors more attractive, and investors favored defensive investments in an environment of lower global growth and accommodative monetary policy. Similarly, the Consumer Staples sector, which was OUSA’s largest sector allocation, also generated strong returns during the Reporting Period as dividend-paying businesses outperformed sectors more exposed to global growth levels and macroeconomic uncertainty related to events, including volatile commodity prices, growth in China and political developments in Europe.

Other sectors that contributed to outperformance included Financials, where the Fund was both underweight in the sector relative to the FTSE USA Index and contained no exposure to banks, a sub-industry which declined meaningfully during the Reporting Period. Alternatively, OUSA was focused on real estate-related investments within the Financials sector, which generally benefited from lower government bond yields and defensive characteristics.

While holdings in all ten of the sectors in OUSA delivered positive results for the Reporting Period, holdings in the Materials, Consumer Discretionary and Information Technology sectors delivered the lowest returns as companies in these sectors are generally more exposed to higher global growth and intermittent periods of macroeconomic uncertainty.

The Fund had an annualized daily volatility8 of 14.76% for the Reporting Period.

Fund Sector	As of June 30, 2016
	Fund Sector Weights	Constituent Companies
Basic Materials	1.96%	7
Consumer Goods	18.58%	27
Consumer Services	7.96%	15
Energy	10.65%	5
Financials	6.72%	13
Health Care	14.52%	10
Industrials	14.11%	25
Other	0.69%	0
Technology	9.24%	9
Telecommunications	8.85%	3
Utilities	6.72%	26
Totals	100.00%	140

Portfolio Characteristics	As of June 30, 2016
Book Yield (B/P)[9]	24.61%
Earnings Yield (E/P)[10]	4.73%
Return on Equity (ROE)[11]	19.23%
Debt to Equity (D/E)[12]	71.67%
Dividend Yield (D/P)[13]	3.09%
Forward Earnings Yield (E/P)[14]	5.15%
30-day SEC Yield (subsidized)[15]	2.59%
30-day SEC Yield (unsubsidized)[15]	2.59%
Beta (104 week)[16]	0.88
Average Market Cap (millions)	$150,809
Median Market Cap (millions)	$25,254

Frequency of Distributions of Premiums and Discounts — OUSA
For the period July 14, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	0	0.00%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	138	56.10%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	105	42.68%
Less than -0.5% below NAV (Discount)	3	1.22%
	246	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE U.S. Quality Dividend ETF — (OUSA)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from July 14, 2015 (Date of Inception) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2016

	1 Year	Since Inception
OUSA NAV Return	NA	13.39%
OUSA Market Price Return	NA	13.27%
FTSE US Qual/Vol/Yield Factor 5% Capped Index	NA	13.96%
S&P 500 Index	NA	2.12%
FTSE USA Index	NA	1.40%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.48% of the Fund’s average net assets. As stated in the current prospectus, the current gross expense ratio is 0.49%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

v

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance (before fees and expenses) of its target index, the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Europe Target Index”). The Europe Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. The constituents of the Europe Target Index are selected from the FTSE Developed Europe Index3, comprised of 531 of the largest Developed Europe publicly-listed equities that had an average weighted market capitalization of $18.0 billion and minimum market capitalization of approximately $439.8 million as of June 30, 2016. The Index Provider selects and weights securities for the Europe Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility measured over several years, and 3) dividend yield for the twelve months preceding each annual reconstitution. The Europe Target Index’s individual index constituent weights are capped at 5% on a quarterly basis to avoid overexposure to any single security, and the Europe Target Index is fully reconstituted annually. Each component in the Europe Target Index’s investable universe is tested for liquidity semi-annually. The Europe Target Index’s investable universe includes real estate investment trusts (“REITs”).

Since inception on August 19, 2015 through June 30, 2016 (the “Reporting Period”), the Fund’s market price return was -4.24% and its NAV return was -5.06%. The Europe Target Index returned -4.36% during the same period. The Fund’s market price at June 30, 2016 was $23.37.7

The Fund posted positive performance in three of the ten full months during the Reporting Period, with returns ranging from 6.20% to -5.24%. The best performing months for the Fund were October 2015 and March 2016, finishing up 6.20% and 5.62%, respectively. The worst performing months for the Fund were August 2015 and January 2016, finishing -5.24% and -3.69%, respectively.

On a U.S. dollar-denominated basis, holdings in three of the ten sectors in OEUR delivered positive returns for the Reporting Period. The strongest performing sector was Consumer Staples, which was OEUR’s largest sector allocation. During the Reporting Period, equities in the Consumer Staples industry generally benefited from investor demand for dividend-paying businesses. The Energy sector also outperformed as oil prices increased in value in 2016. Utilities also delivered stronger returns, as lower government bond yields made higher income-generating sectors more attractive and investors favored certain defensive investments in an environment of lower global growth and accommodative monetary policy.

Other sectors that contributed to outperformance relative to the FTSE Developed Europe Index3 included Financials, where OEUR was both underweight in the sector and contained no exposure to money-center banks, a sub-industry which declined meaningfully during the Reporting Period. Alternatively, OEUR was more weighted to real estate-related investment companies within the Financials sector, which generally benefited from lower government bond yields and defensive characteristics.

Among the sectors that generated negative returns during the Reporting Period were Information Technology, which was OEUR’s smallest sector allocation, and Telecommunication Services. From a country allocation perspective, OEUR’s overweight allocation to the United Kingdom relative to the FTSE Developed Europe Index marginally detracted from U.S. dollar-denominated performance. While equities in the U.K. generally outperformed equities in continental Europe on a local currency basis, the decline in value of the British pound due to the U.K. referendum on European Union membership resulted in negative U.S. dollar-denominated returns. Additionally, as denominated in local currency, a depreciating Euro/pound and appreciating U.S. dollar weighted down the performance for the first half of 2016.

The Fund had an annualized daily volatility8 of 21.88% for the Reporting Period.

Fund Sector	As of June 30, 2016
	Fund Sector Weights	Constituent Companies
Basic Materials	4.99%	13
Consumer Goods	20.47%	16
Consumer Services	7.91%	23
Energy	13.28%	6
Financials	10.09%	24
Health Care	16.62%	8
Industrials	8.37%	24
Other	1.21%	0
Technology	0.76%	2
Telecommunications	8.28%	12
Utilities	8.02%	19
Totals	100.00%	147

Fund Country Exposure	As of June 30, 2016
Country	Country Code	Fund Exposure
Austria	OEST	0.00%
Belgium	BELG	0.81%
Denmark	DEN	0.74%
Finland	FIN	1.72%
France	FRA	10.65%
Germany	GER	6.49%
Italy	ITA	2.21%
Netherlands	NETH	4.91%
Norway	NOR	0.90%
Portugal	PTL	0.16%
Spain	SP	2.72%
Sweden	SWED	3.92%
Switzerland	SWIT	20.06%
United Kingdom	UK	43.50%
United States	US	1.21%
Totals		100.00%

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
British Pound	GBP	43.51%
Danish Krone	DKK	0.74%
Euro	EUR	29.66%
Norwegian Krone	NOK	0.90%
Swedish Krone	SEK	3.92%
Swiss Franc	CHF	20.06%
US Dollar	USD	1.21%
Totals		100.00%

Portfolio Characteristics	As of June 30, 2016
Book Yield (B/P)[9]	46.18%
Earnings Yield (E/P)[10]	2.72%
Return on Equity (ROE)[11]	5.90%
Debt to Equity (D/E)[12]	57.45%
Dividend Yield (D/P)[13]	4.07%
Forward Earnings Yield (E/P)[14]	5.78%
30-day SEC Yield (subsidized)[15]	2.81%
30-day SEC Yield (unsubsidized)[15]	2.79%
Beta (104 week)[16]	0.957
Average Market Cap (millions)	$93,195
Median Market Cap (millions)	$13,330

Frequency of Distributions of Premiums and Discounts — OEUR
For the period of August 19, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	139	62.17%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	54	25.55%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	21	9.55%
Less than -0.5% below NAV (Discount)	6	2.73%
	220	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Europe Quality Dividend ETF — (OEUR)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (Date of Inception) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2016

	1 Year	Since Inception
OEUR NAV Return	NA	-5.06%
OEUR Market Price Return	NA	-4.24%
FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index	NA	-4.36%
FTSE Developed Europe Index	NA	-11.32%
STOXX Europe 600 USD Total Return Index	NA	-11.64%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58% of the Fund’s average net assets. As stated in the current prospectus, the current gross expense ratio is 0.59%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance (before fees and expenses) of its target index, the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Europe Hedged Target Index”). The Europe Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain requirements for market capitalization, liquidity, high quality, low volatility and dividend yield, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. The constituents of the Europe Hedged Target Index are selected from the FTSE Developed Europe Index,3 comprised of 531 of the largest Developed Europe publicly-listed equities that had an average weighted market capitalization of $18.0 billion and minimum market capitalization of over approximately $439.8 million as of June 30, 2016. The Index Provider selects and weights securities for the Europe Hedged Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility measured over several years, and 3) dividend yield for the twelve months preceding each annual reconstitution. The Europe Hedged Target Index’s individual index constituent weights are capped at 5% on a quarterly basis to avoid overexposure to any single security, and the Europe Hedged Target Index is fully reconstituted annually. Each component in the Europe Hedged Target Index’s investable universe is tested for liquidity semi-annually. The Europe Hedged Target Index’s investable universe includes real estate investment trusts (“REITs”). Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the O’Shares FTSE Europe Quality Dividend ETF.

The Europe Hedged Target Index hedges against fluctuations in the relative value of foreign currencies in which the Europe Hedged Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to attempt to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the Europe Hedged Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The Europe Hedged Target Index applies published one-month currency forward rates to the Europe Hedged Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Europe Hedged Target Index. Although the hedged nature of the Europe Hedged Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Since inception on August 25, 2015 through June 30, 2016 (the “Reporting Period”), the Fund’s market price return was 13.96% and its NAV return was 12.44%. The Europe Hedged Target Index returned 13.36% during the same period. The Fund’s market price at June 30, 2016 was $26.97.7

The Fund posted positive performance in seven of the ten full months for the Reporting Period with returns ranging from 5.28% to -2.91%. The best performing months for the Fund were August 2015 and October 2015, finishing up 4.36% and 5.28%, respectively. The worst performing months for the Fund were September 2015 and December 2015, finishing down -1.86% and -2.91%, respectively.

The Fund had an annualized daily volatility8 of 17.45% for the Reporting Period.

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
British Pound	GBP	2.92%
Danish Krone	DKK	-0.01%
Euro	EUR	-0.20%
Norwegian Krone	NOK	0.03%
Swedish Krone	SEK	-0.03%
Swiss Franc	CHF	0.08%
US Dollar	USD	97.21%
Totals		100.00%

Fund Sector	As of June 30, 2016
	Fund Sector Weights	Constituent Companies
Basic Materials	4.99%	13
Consumer Goods	20.47%	16
Consumer Services	7.91%	23
Energy	13.28%	6
Financials	10.09%	24
Health Care	16.62%	8
Industrials	8.37%	24
Other	1.21%	0
Technology	0.76%	2
Telecommunications	8.28%	12
Utilities	8.02%	19
Totals	100.00%	147

Fund Country Exposure	As of June 30, 2016
Country	Country Code	Fund Exposure
Austria	OEST	0.00%
Belgium	BELG	0.81%
Denmark	DEN	0.74%
Finland	FIN	1.72%
France	FRA	10.65%
Germany	GER	6.49%
Italy	ITA	2.21%
Netherlands	NETH	4.91%
Norway	NOR	0.90%
Portugal	PTL	0.16%
Spain	SP	2.72%
Sweden	SWED	3.92%
Switzerland	SWIT	20.06%
United Kingdom	UK	43.50%
United States	US	1.21%
Totals		100.00%

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
British Pound	GBP	43.51%
Danish Krone	DKK	0.74%
Euro	EUR	29.66%
Norwegian Krone	NOK	0.90%
Swedish Krone	SEK	3.92%
Swiss Franc	CHF	20.06%
US Dollar	USD	1.21%
Totals		100.00%

Portfolio Characteristics	As of June 30, 2016
Book Yield (B/P)[9]	46.18%
Earnings Yield (E/P)[10]	2.72%
Return on Equity (ROE)[11]	5.90%
Debt to Equity (D/E)[12]	57.45%
Dividend Yield (D/P)[13]	4.07%
Forward Earnings Yield (E/P)[14]	5.78%
30-day SEC Yield (subsidized)[15]	1.53%
30-day SEC Yield (unsubsidized)[15]	0.95%
Beta (104 week)[16]	0.957
Average Market Cap (millions)	$93,195
Median Market Cap (millions)	$13,330

Frequency of Distributions of Premiums and Discounts — OEUH
For the period August 25, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	132	61.12%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	42	19.44%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	28	12.96%
Less than -0.5% below NAV (Discount)	14	6.48%
	216	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Europe Quality Dividend Hedged ETF — (OEUH)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 25, 2015 (Date of Inception) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2016

	1 Year	Since Inception
OEUH NAV Return	NA	12.44%
OEUH Market Price Return	NA	13.96%
FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index	NA	13.36%
FTSE Developed Europe Index	NA	-4.08%
STOXX Europe 600 USD Total Return Index	NA	-0.39%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68% of the Fund’s average net assets. As stated in the current prospectus, the current gross expense ratio is 1.27%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Europe Quality Dividend ETF. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance (before fees and expenses) of its target index, the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”). The AP Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain requirements for market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. The constituents of the AP Target Index are selected from the FTSE Developed Asia Pacific Index, comprised of 851 of the largest Developed Asia Pacific publicly-listed equities that had an average weighted market capitalization of $8.1 billion and minimum market capitalization of over approximately $11.6 million as of June 30, 2016. The Index Provider selects and weights securities for the AP Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility measured over several years, and 3) dividend yield for the twelve months preceding each annual reconstitution. The AP Target Index’s individual index constituent weights are capped at 5% on a quarterly basis to avoid overexposure to any single security, and the AP Target Index is fully reconstituted annually. Each component in the AP Target Index’s investable universe is tested for liquidity semi-annually. The AP Target Index’s investable universe includes real estate investment trusts (“REITs”).

Since inception on August 19, 2015 through June 30, 2016 (the “Reporting Period”), the Fund’s market price return was 4.82% and its NAV return was 3.63%. The AP Target Index returned 4.72% during the same period. The Fund’s market price at June 30, 2016 was $25.54.7

The Fund posted positive performance in six of the ten full months for the Reporting Period, with returns ranging from 7.93% to -5.87%. The best performing months for the Fund were October 2015 and March 2016, finishing up 7.92% and 7.59%, respectively. The worst performing months for the Fund were August 2015 and January 2016, finishing down -4.52% and -5.87%, respectively.

On a U.S. dollar denominated basis, four of the ten sectors in OASI delivered positive returns for the Reporting Period. The strongest performing sectors during the period were Telecommunication Services, Financials and Healthcare. Additionally, OASI’s holdings in the Information Technology sector also outperformed the FTSE Developed Asia Pacific Index.5

Among the sectors that generated negative returns during the Reporting Period, Consumer Discretionary delivered the lowest return. Other underperforming sectors in OASI during the period included Energy and Materials.

From a country allocation perspective, OASI’s holdings in New Zealand and South Korea generated the strongest returns on a U.S. dollar-denominated basis. Conversely, OASI’s holdings in Japan and Hong Kong generally underperformed on a U.S. dollar-denominated basis. This was primarily driven by the fluctuations and volatility in currencies, specifically the yen.

The Fund had an annualized daily volatility8 of 18.02% for the Annual Period.

Fund Sector	As of June 30, 2016
	Fund Sector Weights	Constituent Companies
Basic Materials	7.97%	16
Consumer Goods	16.25%	34
Consumer Services	11.48%	45
Energy	3.16%	8
Financials	18.61%	39
Health Care	6.62%	17
Industrials	16.75%	62
Other	1.23%	0
Technology	2.58%	11
Telecommunications	11.03%	10
Utilities	4.32%	14
Totals	100.00%	256

Fund Country Exposure	As of June 30, 2016
Country	Country Code	Fund Exposure
Australia	AU	23.85%
Hong Kong	HK	14.43%
Japan	JA	43.21%
New Zealand	NZ	2.10%
Singapore	SI	6.73%
South Korea	KOR	8.45%
United States	US	1.23%
Totals		100.00%

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
Australian Dollar	AUD	23.85%
Hong Kong Dollar	HKD	13.54%
Japanese Yen	JPY	43.22%
Korean Won	KRW	8.45%
New Zealand Dollar	NZD	2.10%
Singapore Dollar	SGD	6.59%
US Dollar	USD	2.25%
Totals		100.00%

Portfolio Characteristics	As of June 30, 2016
Book Yield (B/P)[9]	74.94%
Earnings Yield (E/P)[10]	6.10%
Return on Equity (ROE)[11]	8.14%
Debt to Equity (D/E)[12]	38.57%
Dividend Yield (D/P)[13]	3.88%
Forward Earnings Yield (E/P)[14]	6.62%
30-day SEC Yield (subsidized)[15]	3.06%
30-day SEC Yield (unsubsidized)[15]	2.95%
Beta (104 week)[16]	0.887
Average Market Cap (millions)	$39,114
Median Market Cap (millions)	$4,812

x

Frequency of Distributions of Premiums and Discounts — OASI
For the period August 19, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	104	47.28%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	59	26.82%
Equal to 0%	1	0.45%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	31	14.09%
Less than -0.5% below NAV (Discount)	25	11.36%
	220	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Asia Pacific Quality Dividend ETF — (OASI)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (Date of Inception) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2016

	1 Year	Since Inception
OASI NAV Return	NA	3.63%
OASI Market Price Return	NA	4.82%
FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index	NA	4.72%
FTSE Developed Asia Pacific Index	NA	-4.15%
MSCI AC Daily TR Net Asia Pacific USD Index	NA	-3.07%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58% of the Fund’s average net assets. As stated in the current prospectus, the current gross expense ratio is 0.59%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance (before fees and expenses) of its target index, the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “AP Hedged Target Index”). The AP Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. The constituents of the AP Hedged Target Index are selected from the FTSE Developed Asia Pacific Index, comprised of 851 of the largest Developed Asia Pacific publicly-listed equities that had an average weighted market capitalization of $8.1 billion and minimum market capitalization of over approximately $11.6 million as of June 30, 2016. The Index Provider selects and weights securities for the AP Hedged Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility measured over several years, and 3) dividend yield for the twelve months preceding each annual reconstitution. The AP Hedged Target Index’s individual index constituent weights are capped at 5% on a quarterly basis to avoid overexposure to any single security, and the AP Hedged Target Index is fully reconstituted annually. Each component in the AP Hedged Target Index’s investable universe is tested for liquidity semi-annually. The AP Hedged Target Index’s investable universe includes real estate investment trusts (“REITs”). Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the O’Shares FTSE Asia Pacific Quality Dividend ETF.

The AP Hedged Target Index hedges against fluctuations in the relative value of foreign currencies in which the AP Hedged Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to attempt to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the AP Hedged Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The AP Hedged Target Index applies published one-month currency forward rates to the AP Hedged Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the AP Hedged Target Index. Although the hedged nature of the AP Hedged Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Since inception on August 25, 2015 through June 30, 2016 (the “Reporting Period”), the Fund’s market price return was 2.31% and its NAV return was 1.86%. The AP Hedged Target Index returned 3.07% during the same period. The Fund’s market price at June 30, 2016 was $24.85.7

The Fund posted positive performance in four of the ten full months during the Reporting Period, with returns ranging from 6.61% to -4.61%. The best performing months for the Fund were October 2015 and March 2016, finishing up 6.61% and 3.99%, respectively. The worst performing months for the Fund were September 2015 and January 2016, finishing down -4.00% and -4.61%, respectively. Additionally, the performance of OAPH was reduced due to the hedging of the Yen vs. the U.S. dollar. While the Bank of Japan was introducing monetary easing in the hopes of decreasing the Yen, the Yen actually rallied relative to the U.S. dollar during the Reporting Period.

The Fund had an annualized volatility8 of 17.98% for the Annual Period.

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
Australian Dollar	AUD	-0.01%
Hong Kong Dollar	HKD	12.39%
Japanese Yen	JPY	-2.69%
Korean Won	KRW	0.08%
New Zealand Dollar	NZD	-0.04%
Singapore Dollar	SGD	0.23%
US Dollar	USD	90.04%
Totals		100.00%

Fund Country Exposure	As of June 30, 2016
Country	Country Code	Fund Exposure
Australia	AU	23.85%
Hong Kong	HK	14.43%
Japan	JA	43.21%
New Zealand	NZ	2.10%
Singapore	SI	6.73%
South Korea	KOR	8.45%
United States	US	1.23%
Totals		100.00%

Fund Sector	As of June 30, 2016
	Fund Sector Weights	Constituent Companies
Basic Materials	7.97%	16
Consumer Goods	16.25%	34
Consumer Services	11.48%	45
Energy	3.16%	8
Financials	18.61%	39
Health Care	6.62%	17
Industrials	16.75%	62
Other	1.23%	0
Technology	2.58%	11
Telecommunications	11.03%	10
Utilities	4.32%	14
Totals	100.00%	256

Fund Currency Exposure	As of June 30, 2016
Currency	Currency Code	Fund Exposure
Australian Dollar	AUD	23.85%
Hong Kong Dollar	HKD	13.54%
Japanese Yen	JPY	43.22%
Korean Won	KRW	8.45%
New Zealand Dollar	NZD	2.10%
Singapore Dollar	SGD	6.59%
US Dollar	USD	2.25%
Totals		100.00%

Portfolio Characteristics	As of June 30, 2016
Book Yield (B/P)[9]	74.94%
Earnings Yield (E/P)[10]	6.10%
Return on Equity (ROE)[11]	8.14%
Debt to Equity (D/E)[12]	38.57%
Dividend Yield (D/P)[13]	3.88%
Forward Earnings Yield (E/P)[14]	6.62%
30-day SEC Yield (subsidized)[15]	2.35%
30-day SEC Yield (unsubsidized)[15]	1.46%
Beta (104 week)[16]	0.887
Average Market Cap (millions)	$39,114
Median Market Cap (millions)	$4,812

Frequency of Distributions of Premiums and Discounts — OAPH
For the period August 25, 2015 through June 30, 2016

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	119	55.08%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	66	30.56%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	19	8.80%
Less than -0.5% below NAV (Discount)	161	5.56%
	216	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF — (OAPH)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from August 25, 2015 (Date of Inception) to June 30, 2016 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2016

	1 Year	Since Inception
OAPH NAV Return	NA	1.86%
OAPH Market Price Return	NA	2.31%
FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index	NA	3.07%
FTSE Developed Asia Pacific Index	NA	3.55%
MSCI AC Asia Pacific Local Index	NA	-4.58%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68% of the Fund’s average net assets. As stated in the current prospectus, the current gross expense ratio is 1.27%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Asia Pacific Quality Dividend ETF. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1.	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.
2.	FTSE USA Index — The FTSE USA Index is a market-capitalization weighted index representing the performance of US large and mid cap stocks. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
3.	FTSE Developed Europe Index — The index comprises large and mid-cap stocks providing coverage of the developed markets in Europe. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world's investable market capitalization.
4.	STOXX Europe 600 Index — The index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the STOXX Europe 600 Index represents large, mid and small capitalization companies across 18 countries of the European region, including Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
5.	FTSE Developed Asia Pacific Index — The index comprises large and mid-cap stocks providing coverage of the developed markets in Asia Pacific. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
6.	MSCI All Country Asia Pacific Index — The index captures large and mid-cap representation across five developed markets countries and eight emerging markets countries in the Asia Pacific region. With 1,023 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
7.	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer at 4:00 p.m. Eastern time on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.
8.	Volatility is a statistical measure of the dispersion of returns for a given security or market index.
9.	Book Yield (Price/Book Ratio) is equivalent to a firm’s stock price divided by total assets minus intangible assets and liabilities.
10.	Earnings Yield (which is the inverse of the P/E ratio) shows the percentage of each dollar invested in the stock that was earned by the company.
11.	Return on Equity (ROE) is a measure of profitability that calculates how many dollars of profit a company generates with each dollar of shareholders' equity. The formula for ROE is: ROE = Net Income/Shareholders' Equity.
12.	Debt to Equity Ratio (D/E) is a debt ratio used to measure a company's financial leverage, calculated by dividing a company's total liabilities by its stockholders' equity. The D/E ratio indicates how much debt a company is using to finance its assets relative to the amount of value represented in shareholders' equity.
13.	Dividend Yield is a dividend expressed as a percentage of the current share price.
14.	Forward Earnings Yield is the quotient of earnings per share divided by the share price. It is the reciprocal of the P/E ratio.
15.	The 30-day SEC yield is calculated with a standardized formula mandated by the SEC. The formula is based on maximum offering price per share and includes the effect of any fee waivers. Without waivers, yields would be reduced. The 30-day unsubsidized SEC yield does not reflect waivers in effect. A fund’s actual distribution rate will differ from the SEC yield and any income distributions from the fund may be higher or lower than the SEC yield.
16.	Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Common Stocks – 99.3%
Aerospace & Defense – 5.4%
Boeing Co. (The)	18,785	$2,439,608
General Dynamics Corp.	7,238	1,007,819
Honeywell International, Inc.	16,321	1,898,459
Lockheed Martin Corp.	10,626	2,637,054
Northrop Grumman Corp.	3,542	787,316
Raytheon Co.	6,468	879,325
United Technologies Corp.	18,631	1,910,609
		11,560,190
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	25,715	2,770,020
Beverages – 4.5%
Coca-Cola Co. (The)	87,802	3,980,065
Coca-Cola European Partners plc	3,850	137,407
Dr. Pepper Snapple Group, Inc.	3,850	372,025
Molson Coors Brewing Co., Class B	2,310	233,610
PepsiCo, Inc.	46,627	4,939,664
		9,662,771
Capital Markets – 1.0%
Franklin Resources, Inc.	23,713	791,303
T. Rowe Price Group, Inc.	18,015	1,314,554
		2,105,857
Chemicals – 2.2%
Air Products & Chemicals, Inc.	3,542	503,106
Dow Chemical Co. (The)	18,323	910,836
E.I. du Pont de Nemours & Co.	20,633	1,337,019
International Flavors & Fragrances, Inc.	1,386	174,733
Monsanto Co.	8,008	828,107
Praxair, Inc.	7,546	848,095
		4,601,896
Commercial Services & Supplies – 0.5%
Tyco International plc	10,318	439,547
Waste Management, Inc.	10,318	683,774
		1,123,321
Containers & Packaging – 0.1%
Avery Dennison Corp.	1,848	138,138
Bemis Co., Inc.	1,540	79,295
		217,433
Distributors – 0.3%
Genuine Parts Co.	5,390	545,737
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,466	102,718
Diversified Telecommunication Services – 8.8%
AT&T, Inc.	211,559	9,141,465
CenturyLink, Inc.	14,935	433,264

	Number of Shares	Value
Verizon Communications, Inc.	166,450	$9,294,568
		18,869,297
Electric Utilities – 4.4%
Alliant Energy Corp.	5,236	207,869
American Electric Power Co., Inc.	11,701	820,123
Duke Energy Corp.	16,013	1,373,755
Edison International	6,776	526,292
Entergy Corp.	4,774	388,365
Eversource Energy	6,622	396,658
Exelon Corp.	17,091	621,429
FirstEnergy Corp.	7,392	258,055
NextEra Energy, Inc.	9,240	1,204,896
PG&E Corp.	11,088	708,745
Pinnacle West Capital Corp.	2,926	237,181
PPL Corp.	16,937	639,372
Southern Co. (The)	26,972	1,446,508
Xcel Energy, Inc.	11,701	523,971
		9,353,219
Electrical Equipment – 0.7%
Emerson Electric Co.	21,711	1,132,446
Rockwell Automation, Inc.	2,310	265,234
		1,397,680
Energy Equipment & Services – 0.8%
Schlumberger Ltd.	20,787	1,643,836
Food & Staples Retailing – 2.1%
Sysco Corp.	9,702	492,280
Wal-Mart Stores, Inc.	54,664	3,991,565
		4,483,845
Food Products – 1.6%
Archer-Daniels-Midland Co.	10,010	429,329
Bunge Ltd.	2,618	154,855
Campbell Soup Co.	3,234	215,158
General Mills, Inc.	13,857	988,281
Hershey Co. (The)	3,388	384,504
Hormel Foods Corp.	5,236	191,637
Kellogg Co.	4,928	402,371
McCormick & Co., Inc. (Non-Voting)	2,310	246,408
Mead Johnson Nutrition Co.	3,388	307,461
		3,320,004
Gas Utilities – 0.1%
Questar Corp.	4,928	125,023
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	32,645	1,283,275
Baxter International, Inc.	18,169	821,602
Becton, Dickinson and Co.	3,388	574,571
		2,679,448

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Health Care Providers & Services – 0.0%(a)
Patterson Cos., Inc.	1,386	$66,376
Hotels, Restaurants & Leisure – 2.8%
Darden Restaurants, Inc.	3,696	234,105
McDonald's Corp.	39,110	4,706,497
Starwood Hotels & Resorts Worldwide, Inc.	3,080	227,766
Yum! Brands, Inc.	10,164	842,799
		6,011,167
Household Durables – 0.1%
Garmin Ltd.	3,542	150,252
Leggett & Platt, Inc.	2,310	118,064
		268,316
Household Products – 5.7%
Clorox Co. (The)	4,004	554,113
Colgate-Palmolive Co.	28,333	2,073,976
Kimberly-Clark Corp.	15,435	2,122,004
Procter & Gamble Co. (The)	87,021	7,368,068
		12,118,161
Industrial Conglomerates – 2.1%
3M Co.	25,869	4,530,179
Insurance – 1.4%
Everest Re Group Ltd.	1,540	281,312
Marsh & McLennan Cos., Inc.	31,413	2,150,534
Progressive Corp. (The)	17,553	588,025
		3,019,871
IT Services – 3.4%
Accenture plc, Class A	14,935	1,691,986
Automatic Data Processing, Inc.	15,705	1,442,818
Broadridge Financial Solutions, Inc.	2,618	170,694
International Business Machines Corp.	17,707	2,687,568
Paychex, Inc.	15,089	897,796
Western Union Co. (The)	22,943	440,047
		7,330,909
Leisure Products – 0.2%
Hasbro, Inc.	2,002	168,148
Mattel, Inc.	7,392	231,296
		399,444
Machinery – 0.8%
Cummins, Inc.	3,234	363,631
Dover Corp.	3,080	213,506
Illinois Tool Works, Inc.	8,932	930,357
Parker-Hannifin Corp.	2,310	249,595
		1,757,089
Media – 0.3%
Omnicom Group, Inc.	5,544	451,780
Viacom, Inc., Class B	6,006	249,069
		700,849

	Number of Shares	Value
Metals & Mining – 0.1%
Nucor Corp.	5,390	$266,320
Multiline Retail – 0.5%
Kohl's Corp.	3,234	122,633
Target Corp.	13,241	924,487
		1,047,120
Multi-Utilities – 2.2%
Ameren Corp.	5,544	297,047
CenterPoint Energy, Inc.	10,164	243,936
CMS Energy Corp.	5,544	254,248
Consolidated Edison, Inc.	7,084	569,837
Dominion Resources, Inc.	11,088	864,088
DTE Energy Co.	4,774	473,199
Public Service Enterprise Group, Inc.	14,011	653,053
SCANA Corp.	2,618	198,078
Sempra Energy	4,466	509,213
WEC Energy Group, Inc.	8,008	522,922
		4,585,621
Oil, Gas & Consumable Fuels – 9.9%
Chevron Corp.	63,285	6,634,167
ConocoPhillips	33,874	1,476,906
Exxon Mobil Corp.	121,525	11,391,753
Occidental Petroleum Corp.	20,787	1,570,666
		21,073,492
Pharmaceuticals – 13.2%
AbbVie, Inc.	31,536	1,952,394
Bristol-Myers Squibb Co.	35,748	2,629,265
Eli Lilly & Co.	21,252	1,673,595
Johnson & Johnson	94,082	11,412,147
Merck & Co., Inc.	73,449	4,231,397
Pfizer, Inc.	179,876	6,333,434
		28,232,232
Professional Services – 0.1%
Nielsen Holdings plc	5,544	288,122
Real Estate Investment Trusts (REITs) – 4.1%
Four Corners Property Trust, Inc.	1,812	37,309
HCP, Inc.	16,937	599,231
Macerich Co. (The)	11,088	946,804
Public Storage	12,936	3,306,312
Simon Property Group, Inc.	10,960	2,377,224
Weingarten Realty Investors	5,236	213,734
Weyerhaeuser Co.	44,820	1,334,292
		8,814,906
Road & Rail – 0.9%
Union Pacific Corp.	23,097	2,015,213

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 4.3%
Analog Devices, Inc.	7,546	$427,406
Intel Corp.	130,574	4,282,827
Linear Technology Corp.	6,930	322,453
QUALCOMM, Inc.	47,888	2,565,360
Texas Instruments, Inc.	26,639	1,668,933
		9,266,979
Software – 3.6%
CA, Inc.	5,852	192,121
Microsoft Corp.	144,705	7,404,555
		7,596,676
Specialty Retail – 2.0%
Gap, Inc. (The)	4,158	88,233
Home Depot, Inc. (The)	30,797	3,932,469
L Brands, Inc.	4,774	320,478
		4,341,180
Textiles, Apparel & Luxury Goods – 0.2%
VF Corp.	6,468	397,717
Tobacco – 5.8%
Altria Group, Inc.	65,903	4,544,671
Philip Morris International, Inc.	65,629	6,675,782
Reynolds American, Inc.	19,555	1,054,601
		12,275,054

	Number of Shares	Value
Trading Companies & Distributors – 0.3%
Fastenal Co.	6,930	$307,623
W.W. Grainger, Inc.	1,386	314,968
		622,591
Water Utilities – 0.1%
American Water Works Co., Inc.	3,234	273,305
Total Common Stocks (Cost $197,516,298)		211,861,184
Total Investments — 99.3% (Cost $197,516,298)		211,861,184
Other Assets Less Liabilities — 0.7%		1,471,241
Net assets — 100.0%		$213,332,425
(a)	Represents less than 0.05% of net assets.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,880,771
Aggregate gross unrealized depreciation	(536,480)
Net unrealized appreciation	$14,344,291
Federal income tax cost of investments	$197,516,893

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 0.8%
BAE Systems plc	27,434	$192,170
Meggitt plc	3,872	21,010
		213,180
Air Freight & Logistics – 1.1%
bpost SA	1,210	30,763
Deutsche Post AG	8,580	239,967
		270,730
Auto Components – 0.3%
Cie Generale des Etablissements Michelin	902	85,387
Beverages – 1.4%
Diageo plc	12,544	349,881
Building Products – 0.5%
Geberit AG	352	132,967
Capital Markets – 0.9%
Aberdeen Asset Management plc	10,978	41,003
Ashmore Group plc	8,184	32,515
Partners Group Holding AG	348	148,870
		222,388
Chemicals – 4.1%
Air Liquide SA	1,518	158,625
BASF SE	5,148	392,564
Croda International plc	616	25,849
EMS-Chemie Holding AG	44	22,695
Evonik Industries AG	1,034	30,717
FUCHS PETROLUB SE	176	6,325
FUCHS PETROLUB SE (Preference)	308	12,074
Givaudan SA	88	176,686
Koninklijke DSM NV	638	36,850
Solvay SA	198	18,341
Syngenta AG	440	168,963
		1,049,689
Commercial Services & Supplies – 0.2%
Edenred	1,254	25,766
Societe BIC SA	154	21,719
		47,485
Communications Equipment – 0.5%
Telefonaktiebolaget LM Ericsson, Class B	18,568	140,914
Construction & Engineering – 0.2%
Boskalis Westminster	440	15,100
Skanska AB, Class B	2,266	46,910
		62,010
Consumer Finance – 0.4%
Provident Financial plc	3,146	96,728

	Number of Shares	Value
Containers & Packaging – 0.1%
Ball Corp.	289	$20,886
Distributors – 0.1%
Inchcape plc	2,200	18,469
Diversified Financial Services – 2.0%
Groupe Bruxelles Lambert SA	1,078	87,976
Industrivarden AB, Class A	2,728	47,363
Industrivarden AB, Class C	2,376	38,166
Investor AB, Class B	8,712	288,834
Kinnevik AB*	2,508	59,202
		521,541
Diversified Telecommunication Services – 5.9%
BT Group plc	42,966	235,491
Deutsche Telekom AG	15,642	265,528
Elisa OYJ	726	27,745
Orange SA	9,152	149,003
Proximus SADP	1,452	45,933
Swisscom AG	308	152,609
TalkTalk Telecom Group plc	2,530	7,414
TDC A/S	5,808	28,317
Telefonica SA	20,086	188,781
Telia Co. AB	20,592	96,535
Vivendi SA	15,726	295,257
		1,492,613
Electric Utilities – 2.8%
EDP – Energias de Portugal SA	13,354	40,857
Electricite de France SA	1,298	15,819
Endesa SA	3,784	75,795
Fortum OYJ	2,530	40,418
Iberdrola SA	32,825	221,974
Red Electrica Corp. SA	726	64,661
SSE plc	9,218	191,494
Terna Rete Elettrica Nazionale SpA	12,100	67,132
		718,150
Electrical Equipment – 0.9%
ABB Ltd.*	12,298	241,365
Energy Equipment & Services – 0.1%
Tenaris SA	2,090	30,208
Food & Staples Retailing – 1.2%
Colruyt SA	418	23,021
J Sainsbury plc	9,526	29,582
Kesko OYJ, Class B	330	13,975
Koninklijke Ahold NV	7,656	169,258
Wm Morrison Supermarkets plc	26,246	65,751
		301,587
Food Products – 5.3%
Marine Harvest ASA*	1,364	22,739
Nestle SA	16,625	1,282,456

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Orkla ASA	4,664	$41,161
		1,346,356
Gas Utilities – 0.8%
Enagas SA	2,002	60,730
Gas Natural SDG SA	1,452	28,495
Snam SpA	21,384	127,335
		216,560
Health Care Equipment & Supplies – 0.2%
Coloplast A/S, Class B	748	55,591
Hotels, Restaurants & Leisure – 1.2%
Compass Group plc	13,974	265,636
InterContinental Hotels Group plc	935	34,410
William Hill plc	5,610	19,311
		319,357
Household Durables – 0.2%
Berkeley Group Holdings plc	1,210	40,810
Household Products – 1.8%
Reckitt Benckiser Group plc	4,463	446,864
Industrial Conglomerates – 2.2%
Siemens AG	4,928	502,638
Smiths Group plc	3,212	49,507
		552,145
Insurance – 1.9%
Admiral Group plc	2,992	81,194
Direct Line Insurance Group plc	17,512	80,718
Euler Hermes Group	220	18,394
Gjensidige Forsikring ASA	2,442	40,477
Sampo OYJ, Class A	5,819	236,152
Tryg A/S	2,266	40,266
		497,201
Machinery – 0.5%
IMI plc	1,562	20,192
Kone OYJ, Class B	2,002	91,745
Melrose Industries plc	594	3,381
Zardoya Otis SA	2,068	19,321
		134,639
Marine – 0.5%
AP Moeller – Maersk A/S, Class A	22	27,562
AP Moeller – Maersk A/S, Class B	28	36,397
Kuehne + Nagel International AG	484	67,667
		131,626
Media – 2.5%
Axel Springer SE	286	14,973
Eutelsat Communications SA	902	17,060
Pearson plc	4,598	59,438
RELX NV	9,086	157,569
RELX plc	10,832	199,248
RTL Group SA	418	34,057

	Number of Shares	Value
SES SA, FDR	1,760	$37,952
WPP plc	6,226	129,172
		649,469
Metals & Mining – 0.8%
BHP Billiton plc	15,312	192,983
Multiline Retail – 0.4%
Marks & Spencer Group plc	9,966	42,459
Next plc	814	53,646
		96,105
Multi-Utilities – 3.8%
Centrica plc	63,514	191,462
E.ON SE	10,658	106,872
Engie SA	7,634	123,059
National Grid plc	34,934	511,830
Suez	1,760	27,530
		960,753
Oil, Gas & Consumable Fuels – 13.3%
BP plc	146,894	860,386
Eni SpA	20,966	338,202
Royal Dutch Shell plc, Class A	32,497	889,475
Royal Dutch Shell plc, Class B	19,789	545,480
Statoil ASA	7,194	123,884
TOTAL SA	13,046	628,726
		3,386,153
Personal Products – 4.9%
L'Oreal SA	1,166	222,803
Unilever NV, CVA	11,004	512,346
Unilever plc	10,510	502,841
		1,237,990
Pharmaceuticals – 16.4%
AstraZeneca plc	6,637	396,328
GlaxoSmithKline plc	33,623	721,178
Novartis AG	14,459	1,189,580
Orion OYJ, Class B	704	27,217
Roche Holding AG – BR	154	40,824
Roche Holding AG – Genusschein	4,649	1,222,140
Sanofi	7,008	583,293
		4,180,560
Professional Services – 1.1%
Capita plc	2,530	32,536
Experian plc	4,686	88,451
SGS SA	66	150,807
		271,794
Real Estate Investment Trusts (REITs) – 4.4%
British Land Co. plc (The)	27,476	222,951
Hammerson plc	17,468	125,629
Intu Properties plc	17,402	67,486
Klepierre	2,618	115,902

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Land Securities Group plc	9,581	$133,074
Segro plc	17,006	94,276
Unibail-Rodamco SE	1,384	359,250
		1,118,568
Real Estate Management & Development – 0.5%
PSP Swiss Property AG	440	42,681
Swiss Prime Site AG*	814	73,696
		116,377
Software – 0.2%
Sage Group plc (The)	6,248	53,914
Specialty Retail – 1.3%
Fielmann AG	286	20,853
Hennes & Mauritz AB, Class B	7,986	232,340
Kingfisher plc	19,162	82,611
		335,804
Textiles, Apparel & Luxury Goods – 0.8%
HUGO BOSS AG	484	27,369
LVMH Moet Hennessy Louis Vuitton SE	1,166	176,170
		203,539
Tobacco – 5.8%
British American Tobacco plc	17,094	1,106,686
Imperial Brands plc	6,384	345,931
Swedish Match AB	836	28,861
		1,481,478
Trading Companies & Distributors – 0.2%
Wolseley plc	990	51,217
Transportation Infrastructure – 0.2%
Abertis Infraestructuras SA	2,332	34,198
Aeroports de Paris	110	12,102
		46,300
Water Utilities – 0.6%
Pennon Group plc	2,684	33,924
Severn Trent plc	1,628	52,993
United Utilities Group plc	4,510	62,400
		149,317
Wireless Telecommunication Services – 3.6%
Tele2 AB, Class B	2,376	20,626
Vodafone Group plc	293,212	892,310
		912,936
Total Common Stocks (Cost $25,166,911)		25,202,584
Total Investments — 98.9% (Cost $25,166,911)		25,202,584
Other Assets Less Liabilities — 1.1%		280,768
Net assets — 100.0%		$25,483,352
*	Non-income producing security.

Abbreviations
CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$906,814
Aggregate gross unrealized depreciation	(873,536)
Net unrealized appreciation	$33,278
Federal income tax cost of investments	$25,169,306

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of June 30, 2016:

Australia	0.8%
Belgium	0.8%
Denmark	0.7%
Finland	1.7%
France	11.9%
Germany	6.4%
Ireland	0.3%
Italy	2.1%
Luxembourg	0.4%
Netherlands	6.5%
Norway	0.9%
Portugal	0.2%
Spain	2.7%
Sweden	3.9%
Switzerland	20.3%
United Kingdom	39.2%
United States	0.1%
Other(1)	1.1%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend Hedged ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Exchange Traded Fund – 89.6%
O'Shares FTSE Europe Quality Dividend ETF (Cost $3,551,374)(a)	153,000	$3,574,845
Total Investments — 89.6% (Cost $3,551,374)		3,574,845
Other Assets Less Liabilities — 10.4%		416,245
Net assets — 100.0%		$3,991,090
(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,055
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$22,055
Federal income tax cost of investments	$3,552,790

Investment in a company which was affiliated for the period ending June 30, 2016, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Loss
O'Shares FTSE Europe Quality Dividend ETF	$—	$6,232,864	$2,681,490	$3,574,845	$89,304	$(112,845)

*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of June 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	07/08/16	313,654	$(321,005)	$322,020	$1,015
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	07/08/16	87,988	(13,038)	13,140	102
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	07/08/16	454,413	(500,627)	504,881	4,254
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	07/08/16	504,051	(664,894)	673,824	8,930
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	07/08/16	133,175	(15,520)	15,915	395
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	07/08/16	609,760	(71,163)	71,976	813
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	07/08/16	(1,003,360)	1,010,780	1,030,122	(19,342)
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	07/08/16	(266,310)	39,845	39,771	74
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	07/08/16	(1,407,968)	1,566,532	1,564,339	2,193
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	07/08/16	(1,570,818)	2,295,477	2,099,896	195,581
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	07/08/16	(387,454)	46,470	46,302	168
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	07/08/16	(1,797,904)	215,624	212,225	3,399
						$197,582	(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $197,582. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Common Stocks – 98.8%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	7,500	$17,553
Airlines – 0.6%
Air New Zealand Ltd.	1,472	2,196
Cathay Pacific Airways Ltd.	2,008	2,930
Japan Airlines Co. Ltd.	360	11,552
Singapore Airlines Ltd.	2,020	15,999
		32,677
Auto Components – 1.1%
Bridgestone Corp.	1,540	49,072
Hanon Systems	201	1,832
Sumitomo Rubber Industries Ltd.	192	2,551
Tokai Rika Co. Ltd.	60	876
		54,331
Automobiles – 2.8%
Toyota Motor Corp.	2,852	140,445
Beverages – 0.3%
Coca-Cola Amatil Ltd.	1,080	6,618
Coca-Cola East Japan Co. Ltd.	100	1,908
Coca-Cola West Co. Ltd.	144	4,059
Hite Jinro Co. Ltd.	48	994
		13,579
Biotechnology – 1.2%
CSL Ltd.	708	59,139
Building Products – 0.4%
Asahi Glass Co. Ltd.	1,292	6,952
LIXIL Group Corp.	472	7,752
TOTO Ltd.	184	7,282
		21,986
Capital Markets – 0.3%
IOOF Holdings Ltd.	748	4,361
Perpetual Ltd.	136	4,164
Platinum Asset Management Ltd.	1,044	4,478
		13,003
Chemicals – 2.9%
Air Water, Inc.	304	4,436
Asahi Kasei Corp.	3,516	24,265
DuluxGroup Ltd.	1,160	5,459
Hitachi Chemical Co. Ltd.	244	4,502
Incitec Pivot Ltd.	1,956	4,326
JSR Corp.	540	7,085
Kuraray Co. Ltd.	1,132	13,407
Lintec Corp.	112	2,181
Nippon Kayaku Co. Ltd.	584	5,755
Orica Ltd.	828	7,602
Shin-Etsu Chemical Co. Ltd.	1,076	62,531

	Number of Shares	Value
Ube Industries Ltd.	2,332	$3,819
		145,368
Commercial Services & Supplies – 1.7%
Brambles Ltd.	2,588	23,876
Downer EDI Ltd.	356	1,007
Park24 Co. Ltd.	388	13,294
S-1 Corp.	40	3,750
Secom Co. Ltd.	552	40,640
Toppan Forms Co. Ltd.	112	1,150
		83,717
Communications Equipment – 0.1%
VTech Holdings Ltd.	656	6,896
Construction & Engineering – 0.2%
COMSYS Holdings Corp.	288	4,643
Kinden Corp.	192	2,066
Maeda Road Construction Co. Ltd.	88	1,494
		8,203
Construction Materials – 0.8%
Adelaide Brighton Ltd.	1,084	4,496
Boral Ltd.	1,216	5,632
CSR Ltd.	1,276	3,458
Fletcher Building Ltd.	2,004	12,246
James Hardie Industries plc, CDI	888	13,521
		39,353
Consumer Finance – 0.0%(a)
Samsung Card Co. Ltd.	51	1,837
Containers & Packaging – 0.8%
Amcor Ltd.	3,212	35,707
Orora Ltd.	2,496	5,130
		40,837
Distributors – 0.0%(a)
Canon Marketing Japan, Inc.	100	1,816
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	172	4,025
Diversified Financial Services – 1.2%
ASX Ltd.	656	22,352
First Pacific Co. Ltd.	2,092	1,515
Singapore Exchange Ltd.	6,432	36,416
		60,283
Diversified Telecommunication Services – 3.4%
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,496	843
Nippon Telegraph & Telephone Corp.	968	45,291
Singapore Telecommunications Ltd.	26,499	81,314
Spark New Zealand Ltd.	7,272	18,386
Telstra Corp. Ltd.	6,584	27,258
		173,092

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Electric Utilities – 2.4%
AusNet Services	3,872	$4,728
Cheung Kong Infrastructure Holdings Ltd.	908	7,807
CLP Holdings Ltd.	4,816	49,042
Contact Energy Ltd.	3,396	12,528
Mighty River Power Ltd.	3,124	6,697
Power Assets Holdings Ltd.	4,464	40,883
		121,685
Electrical Equipment – 0.8%
Johnson Electric Holdings Ltd.	508	1,133
Mabuchi Motor Co. Ltd.	164	6,842
Mitsubishi Electric Corp.	2,732	32,169
Ushio, Inc.	152	1,771
		41,915
Electronic Equipment, Instruments & Components – 1.5%
Azbil Corp.	188	5,507
Hamamatsu Photonics KK	412	11,466
Hirose Electric Co. Ltd.	92	11,219
Hitachi High-Technologies Corp.	84	2,277
Kyocera Corp.	588	27,752
Omron Corp.	252	8,130
Venture Corp. Ltd.	1,500	9,228
		75,579
Food & Staples Retailing – 5.9%
Dongsuh Cos., Inc.	35	1,013
FamilyMart Co. Ltd.	220	13,403
Lawson, Inc.	288	22,936
Metcash Ltd.*	2,628	3,718
Mitsubishi Shokuhin Co. Ltd.	20	523
Seven & i Holdings Co. Ltd.	1,340	55,917
Sun Art Retail Group Ltd.	4,488	3,141
UNY Group Holdings Co. Ltd.	380	3,189
Wesfarmers Ltd.	4,328	129,227
Woolworths Ltd.	4,032	62,717
		295,784
Food Products – 0.5%
House Foods Group, Inc.	96	2,218
Nisshin Seifun Group, Inc.	296	4,726
Nissin Foods Holdings Co. Ltd.	124	6,756
Toyo Suisan Kaisha Ltd.	112	4,520
Wilmar International Ltd.	2,548	6,172
		24,392
Gas Utilities – 2.0%
APA Group	3,056	21,026
Hong Kong & China Gas Co. Ltd.	19,131	34,869
Osaka Gas Co. Ltd.	4,488	17,166
Toho Gas Co. Ltd.	684	5,567
Tokyo Gas Co. Ltd.	5,288	21,670

	Number of Shares	Value
Towngas China Co. Ltd.*	908	$516
		100,814
Health Care Equipment & Supplies – 1.4%
Ansell Ltd.	236	3,193
Cochlear Ltd.	120	10,834
Fisher & Paykel Healthcare Corp. Ltd.	2,012	14,401
Hoya Corp.	1,096	38,823
Nihon Kohden Corp.	128	3,575
		70,826
Health Care Providers & Services – 0.5%
Miraca Holdings, Inc.	84	3,619
Ramsay Health Care Ltd.	108	5,771
Ryman Healthcare Ltd.	1,052	6,990
Sonic Healthcare Ltd.	640	10,270
		26,650
Hotels, Restaurants & Leisure – 0.9%
Cafe de Coral Holdings Ltd.	1,692	5,300
Crown Resorts Ltd.	324	3,042
Flight Centre Travel Group Ltd.	132	3,104
Kangwon Land, Inc.	291	10,535
SKYCITY Entertainment Group Ltd.	2,484	8,102
Star Entertainment Grp Ltd. (The)	1,156	4,648
Tabcorp Holdings Ltd.	1,632	5,553
Tatts Group Ltd.	2,464	7,009
		47,293
Household Durables – 0.7%
Coway Co. Ltd.	97	8,800
PanaHome Corp.	228	1,794
Sekisui Chemical Co. Ltd.	728	8,899
Sekisui House Ltd.	828	14,362
		33,855
Industrial Conglomerates – 3.1%
CK Hutchison Holdings Ltd.	8,828	96,212
Hopewell Holdings Ltd.	824	2,607
Jardine Matheson Holdings Ltd.	496	28,922
Keppel Corp. Ltd.	4,084	16,689
LG Corp.	97	5,364
NWS Holdings Ltd.	3,468	5,463
		155,257
Internet Software & Services – 0.1%
Yahoo Japan Corp.	1,560	6,873
IT Services – 0.3%
Computershare Ltd.	448	3,059
Itochu Techno-Solutions Corp.	112	2,397
Obic Co. Ltd.	84	4,594
Otsuka Corp.	72	3,351
		13,401

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	304	$7,802
Heiwa Corp.	180	3,630
Sankyo Co. Ltd.	340	12,693
Sega Sammy Holdings, Inc.	228	2,443
		26,568
Machinery – 3.1%
Amada Holdings Co. Ltd.	480	4,829
FANUC Corp.	648	104,442
Komatsu Ltd.	1,632	28,149
Kurita Water Industries Ltd.	352	7,816
Nabtesco Corp.	180	4,260
OSG Corp.	96	1,587
Yangzijiang Shipbuilding Holdings Ltd.	6,560	4,362
		155,445
Media – 0.9%
Hakuhodo DY Holdings, Inc.	392	4,669
Nippon Television Holdings, Inc.	56	917
REA Group Ltd.	108	4,784
Seven West Media Ltd.	820	647
Singapore Press Holdings Ltd.	5,064	14,862
SKY Network Television Ltd.	2,460	8,357
SKY Perfect JSAT Holdings, Inc.	268	1,230
Television Broadcasts Ltd.	1,540	5,260
Toho Co. Ltd.	200	5,506
TV Asahi Holdings Corp.	40	647
		46,879
Metals & Mining – 5.2%
BHP Billiton Ltd.	12,685	176,154
Maruichi Steel Tube Ltd.	304	10,564
POSCO	213	37,261
Rio Tinto Ltd.	964	32,660
Sumitomo Metal Mining Co. Ltd.	732	7,338
		263,977
Multiline Retail – 0.1%
Harvey Norman Holdings Ltd.	1,120	3,845
Lifestyle International Holdings Ltd.	672	1,126
		4,971
Multi-Utilities – 0.3%
AGL Energy Ltd.	764	10,974
Vector Ltd.	784	1,837
		12,811
Oil, Gas & Consumable Fuels – 2.5%
Caltex Australia Ltd.	624	14,822
Idemitsu Kosan Co. Ltd.	208	4,485
New Hope Corp. Ltd.	896	947
Origin Energy Ltd.	964	4,127
Santos Ltd.	1,540	5,321

	Number of Shares	Value
Showa Shell Sekiyu KK	624	$5,790
TonenGeneral Sekiyu KK	1,988	18,022
Woodside Petroleum Ltd.	3,679	73,525
		127,039
Personal Products – 1.1%
Kao Corp.	920	53,170
Pola Orbis Holdings, Inc.	36	3,351
		56,521
Pharmaceuticals – 4.3%
Astellas Pharma, Inc.	5,764	89,896
Hisamitsu Pharmaceutical Co., Inc.	136	7,795
KYORIN Holdings, Inc.	108	2,104
Mitsubishi Tanabe Pharma Corp.	576	10,348
Mochida Pharmaceutical Co. Ltd.	24	1,930
Otsuka Holdings Co. Ltd.	956	43,975
Sawai Pharmaceutical Co. Ltd.	52	4,014
Takeda Pharmaceutical Co. Ltd.	1,308	56,405
		216,467
Professional Services – 0.1%
SEEK Ltd.	292	3,307
Real Estate Investment Trusts (REITs) – 10.4%
Ascendas REIT	11,596	21,367
CapitaLand Commercial Trust	15,260	16,724
CapitaLand Mall Trust	19,240	30,449
Champion REIT	4,792	2,705
Dexus Property Group	4,480	30,089
Goodman Group	7,976	42,226
GPT Group (The)	8,156	32,855
Kiwi Property Group Ltd.	7,716	8,188
Link REIT	18,433	125,454
Mirvac Group	15,996	24,059
Scentre Group	27,575	101,019
Shopping Centres Australasia Property Group	3,712	6,302
Stockland	10,216	35,828
Suntec REIT	8,584	11,289
Vicinity Centres	15,072	37,259
		525,813
Real Estate Management & Development – 7.0%
Daito Trust Construction Co. Ltd.	452	73,314
Frasers Centrepoint Ltd.	1,220	1,387
Hang Lung Properties Ltd.	8,752	17,621
Henderson Land Development Co. Ltd.	3,009	16,891
Hongkong Land Holdings Ltd.	2,580	15,712
Hysan Development Co. Ltd.	3,120	13,855
Kerry Properties Ltd.	2,072	5,096
LendLease Group	952	8,932
Sino Land Co. Ltd.	12,228	19,955
Sumitomo Real Estate Sales Co. Ltd.	28	546

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Sun Hung Kai Properties Ltd.	8,284	$99,359
Swire Pacific Ltd., Class A	1,784	20,144
Swire Properties Ltd.	2,516	6,665
UOL Group Ltd.	2,180	8,844
Wharf Holdings Ltd. (The)	5,928	35,875
Wheelock & Co. Ltd.	1,504	7,028
Wing Tai Holdings Ltd.	1,644	1,991
		353,215
Road & Rail – 2.4%
Asciano Ltd.	780	5,152
Aurizon Holdings Ltd.	5,320	19,093
ComfortDelGro Corp. Ltd.	10,564	21,585
Hitachi Transport System Ltd.	56	914
Kintetsu Group Holdings Co. Ltd.	3,380	14,431
MTR Corp. Ltd.	4,540	22,940
Nagoya Railroad Co. Ltd.	1,340	7,537
Nippon Express Co. Ltd.	1,136	5,160
SMRT Corp. Ltd.	1,132	1,266
West Japan Railway Co.	332	20,928
		119,006
Semiconductors & Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd.	316	2,259
Disco Corp.	40	3,583
		5,842
Software – 0.3%
Oracle Corp. Japan	160	8,500
Trend Micro, Inc.	164	5,827
		14,327
Specialty Retail – 0.7%
Autobacs Seven Co. Ltd.	392	5,540
Shimachu Co. Ltd.	192	4,166
Shimamura Co. Ltd.	88	13,021
USS Co. Ltd.	824	13,518
		36,245
Technology Hardware, Storage & Peripherals – 7.3%
Canon, Inc.	3,016	85,624
Samsung Electronics Co. Ltd.	195	241,242
Samsung Electronics Co. Ltd. (Preference)	42	43,136
		370,002
Textiles, Apparel & Luxury Goods – 0.5%
Li & Fung Ltd.	15,864	7,648
Prada SpA	504	1,556
Texwinca Holdings Ltd.	1,632	1,207
Wacoal Holdings Corp.	280	2,751
Yue Yuen Industrial Holdings Ltd.	2,580	10,193
		23,355

	Number of Shares	Value
Tobacco – 3.5%
Japan Tobacco, Inc.	2,836	$113,423
KT&G Corp.	528	62,571
		175,994
Trading Companies & Distributors – 1.9%
Marubeni Corp.	2,420	10,839
Mitsubishi Corp.	1,940	33,812
Mitsui & Co. Ltd.	3,144	37,189
Sumitomo Corp.	1,652	16,497
		98,337
Transportation Infrastructure – 0.7%
Auckland International Airport Ltd.	1,300	6,018
Hopewell Highway Infrastructure Ltd.	4,028	2,004
Hutchison Port Holdings Trust	15,060	6,852
Kamigumi Co. Ltd.	388	3,563
Macquarie Atlas Roads Group	984	3,796
SIA Engineering Co. Ltd.	1,272	3,478
Sydney Airport	1,988	10,273
		35,984
Wireless Telecommunication Services – 7.6%
KDDI Corp.	7,095	215,292
M1 Ltd.	1,580	3,205
NTT DOCOMO, Inc.	5,495	148,181
SK Telecom Co. Ltd.	45	8,419
StarHub Ltd.	3,064	8,628
		383,725
Total Common Stocks (Cost $4,715,777)		4,988,294
Total Investments — 98.8% (Cost $4,715,777)		4,988,294
Other Assets Less Liabilities — 1.2%		60,920
Net assets — 100.0%		$5,049,214
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations
CDI	CHESS Depositary Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,778
Aggregate gross unrealized depreciation	(215,404)
Net unrealized appreciation	$181,374
Federal income tax cost of investments	$4,806,920

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
June 30, 2016

O'Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of June 30, 2016:

Australia	22.9%
China	0.1%
Hong Kong	14.4%
Ireland	0.3%
Italy	0.0	%(a)
Japan	43.2%
New Zealand	2.1%
Singapore	6.6%
South Korea	8.5%
United Kingdom	0.7%
Other(1)	1.2%
	100.0%
(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Schedule of Investments
June 30, 2016

	Number of Shares	Value
Exchange Traded Fund – 92.5%
O'Shares FTSE Asia Pacific Quality Dividend ETF (Cost $2,096,415)(a)	89,600	$2,289,280
Total Investments — 92.5% (Cost $2,096,415)		2,289,280
Other Assets Less Liabilities — 7.5%		184,591
Net assets — 100.0%		$2,473,871
(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,865
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$192,865
Federal income tax cost of investments	$2,096,415

Investment in a company which was affiliated for the period ending June 30, 2016, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain
O'Shares FTSE Asia Pacific Quality Dividend ETF	$—	$2,362,287	$265,872	$2,289,280	$61,370	$457
*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of June 30, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	07/08/16	125,998	$(92,395)	$93,808	$1,413
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	07/08/16	13,137,715	(128,940)	128,071	(869)
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	07/08 – 07/12/16	48,320,416	(41,141)	41,948	807
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	07/08/16	11,657	(8,151)	8,301	150
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	07/08/16	32,754	(24,022)	24,336	314
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	07/08/16	(851,121)	610,325	633,674	(23,349)
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	07/08/16	(120,289,102)	1,090,758	1,172,627	(81,869)
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	07/08 – 07/12/16	(266,352,583)	225,755	231,218	(5,463)
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	07/08/16	(79,538)	53,107	56,638	(3,531)
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	07/08/16	(225,721)	163,490	167,711	(4,221)
						$(116,618)(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized depreciation of $(116,618). Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2016

	O'Shares FTSE U.S. Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend Hedged ETF	O'Shares FTSE Asia Pacific Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
ASSETS
Investments in securities, at value(1)	$211,861,184	$25,202,584	$—	$4,988,294	$—
Investments in affiliated Underlying Fund, at value(2)	—	—	3,574,845	—	2,289,280
Cash	1,216,674	162,275	374,906	45,908	302,797
Foreign cash(3)	—	4,108	—	859	—
Unrealized appreciation on forward foreign currency contracts	—	—	216,924	—	2,684
Receivables:
Securities sold	—	1,178,686	—	—	—
Dividends and interest	294,425	77,881	—	17,831	—
Receivable for capital shares issued	5,434,963	—	—	—	—
Investment adviser (Note 4)	—	—	57	—	362
Reclaims	—	35,471	—	194	—
Total Assets	218,807,246	26,661,005	4,166,732	5,053,086	2,595,123
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	19,342	—	119,302
Payables:
Securities purchased	5,396,983	—	—	—	—
Capital shares redeemed	—	1,158,332	154,350	—	—
Advisory fees	75,888	12,371	—	1,922	—
Trustees fees	1,950	1,950	1,950	1,950	1,950
Accrued expenses and other liabilities	—	5,000	—	—	—
Total Liabilities	5,474,821	1,177,653	175,642	3,872	121,252
Net Assets	$213,332,425	$25,483,352	$3,991,090	$5,049,214	$2,473,871
NET ASSETS CONSIST OF:
Paid-in capital	$199,004,452	$25,418,435	$3,714,332	$4,870,728	$2,500,025
Accumulated undistributed net investment income (loss)	173,637	68,896	61,650	(8,531)	(102,858)
Accumulated undistributed net realized gain (loss)	(190,550)	(33,448)	(5,945)	(85,579)	457
Net unrealized appreciation (depreciation) on:
Investments	14,344,886	35,673	—	272,517	—
Investments in affiliated underlying funds	—	—	23,471	—	192,865
Translation of assets and liabilities denominated in foreign currencies	—	(6,204)	—	79	—
Forward foreign currency contracts	—	—	197,582	—	(116,618)
Net Assets	$213,332,425	$25,483,352	$3,991,090	$5,049,214	$2,473,871
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	7,700,001	1,100,001	150,001	200,001	100,001
Net Asset Value	$27.71	$23.17	$26.61	$25.25	$24.74
(1) Investments in securities, at cost	$197,516,298	$25,166,911	$—	$4,715,777	$—
(2) Investments in affiliated Underlying Fund, at cost	$—	$—	$3,551,374	$—	$2,096,415
(3) Cost of foreign cash	$—	$4,101	$—	$857	$—

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended June 30, 2016

	O'Shares FTSE U.S. Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend Hedged ETF		O'Shares FTSE Asia Pacific Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
	For the period 07/14/15* – 06/30/16	For the period 08/19/15* – 06/30/16	For the period 08/25/15* – 06/30/16		For the period 08/19/15* – 06/30/16	For the period 08/25/15* – 06/30/16
INVESTMENT INCOME
Dividend income	$2,346,342	$613,142	$—		$110,959	$—
Dividend income from affiliates	—	—	89,304		—	61,370
Special dividends	6,912	1,196	—		9,988	—
Foreign withholding tax on dividends	—	(61,973)	—		(8,463)	—
Total Investment Income	2,353,254	552,365	89,304		112,484	61,370
EXPENSES
Investment management fees (Note 4)	350,334	55,273	18,444		19,618	14,435
Professional fees	1,558	1,009	985		1,009	985
Trustees fees	6,225	6,225	6,225		6,225	6,225
Total Expenses before Adjustments	358,117	62,507	25,654		26,852	21,645
Less: waivers and/or reimbursements by Adviser (Note 4)	(9,110)	(7,259)	(21,588)		(7,270)	(18,887)
Total Expenses after Adjustments	349,007	55,248	4,066		19,582	2,758
Net Investment Income (Loss)	2,004,247	497,117	85,238		92,902	58,612
NET REALIZED GAIN (LOSS) ON:
Investment in Affiliated Underlying Funds	—	—	(5,946)		—	457
Investments in securities	(191,337)	(32,683)	—		(85,379)	—
In-kind redemptions of investments	1,352,347	74,601	(106,899	)(1)	—	—
Foreign currency transactions	—	2,368	150,295		(1,142)	(87,905)
Net Realized Gain (Loss)	1,161,010	44,286	37,450		(86,521)	(87,448)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	14,344,886	35,673	—		272,517	—
Investments in Affiliated Underlying Funds	—	—	23,471		—	192,865
Translation of assets and liabilities denominated in foreign currencies	—	(6,204)	—		79	—
Forward foreign currency contracts	—	—	197,582		—	(116,618)
Net Change in Unrealized Appreciation (Depreciation)	14,344,886	29,469	221,053		272,596	76,247
Net Realized and Unrealized Gain (Loss)	15,505,896	73,755	258,503		186,075	(11,201)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,510,143	$570,872	$343,741		$278,977	$47,411
*	Commencement of investment operations.
(1)	Amount represents net realized gain/loss on the sale of investments in Affiliated Underlying Funds of $(106,899).

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2016

	O'Shares FTSE U.S. Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend Hedged ETF	O'Shares FTSE Asia Pacific Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
	For the period 07/14/15* – 06/30/16	For the period 08/19/15* – 06/30/16	For the period 08/25/15* – 06/30/16	For the period 08/19/15* – 06/30/16	For the period 08/25/15* – 06/30/16
OPERATIONS
Net investment income (loss)	$2,004,247	$497,117	$85,238	$92,902	$58,612
Net realized gain (loss)	1,161,010	44,286	37,450	(86,521)	(87,448)
Net change in unrealized appreciation (depreciation)	14,344,886	29,469	221,053	272,596	76,247
Net Increase (Decrease) in Net Assets Resulting from Operations	17,510,143	570,872	343,741	278,977	47,411
DISTRIBUTIONS
Net investment income	(1,829,823)	(431,354)	(173,882)	(100,491)	(73,565)
Total Distributions	(1,829,823)	(431,354)	(173,882)	(100,491)	(73,565)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	208,104,149	27,608,518	6,319,434	4,870,728	2,500,025
Cost of shares redeemed	(10,452,044)	(2,264,684)	(2,498,203)	—	—
Net Increase (Decrease) from Capital Transactions	197,652,105	25,343,834	3,821,231	4,870,728	2,500,025
Total Increase (Decrease) in Net Assets	213,332,425	25,483,352	3,991,090	5,049,214	2,473,871
NET ASSETS
Beginning of period	$—	$—	$—	$—	$—
End of Period	$213,332,425	$25,483,352	$3,991,090	$5,049,214	$2,473,871
Accumulated undistributed net investment income (loss) included in end of period net assets	$173,637	$68,896	$61,650	$(8,531)	$(102,858)
SHARE TRANSACTIONS
Beginning of period	—	—	—	—	—
Shares issued	1	1	1	1	1
Shares issued in-kind	8,100,000	1,200,000	250,000	200,000	100,000
Shares redeemed	—	(50,000)	—	—	—
Shares redeemed in-kind	(400,000)	(50,000)	(100,000)	—	—
Shares Outstanding, End of Period	7,700,001	1,100,001	150,001	200,001	100,001
*	Commencement of investment operations.
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

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FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)		Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O'Shares FTSE U.S. Quality Dividend ETF
For the period 07/14/15* – 06/30/16	$25.00	$0.69	(8)	$2.60		$3.29	$(0.58)	$—	$—	$(0.58)	$27.71
O'Shares FTSE Europe Quality Dividend ETF
For the period 08/19/15* – 06/30/16	25.00	1.04	(9)	(2.32	)(10)	(1.28)	(0.55)	—	—	(0.55)	23.17
O'Shares FTSE Europe Quality Dividend Hedged ETF
For the period 08/25/15* – 06/30/16	25.00	0.68		2.35		3.03	(1.42)	—	—	(1.42)	26.61
O'Shares FTSE Asia Pacific Quality Dividend ETF
For the period 08/19/15* – 06/30/16	25.00	0.57	(12)	0.30		0.87	(0.62)	—	—	(0.62)	25.25
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the period 08/25/15* – 06/30/16	25.00	0.59		(0.11)		0.48	(0.74)	—	—	(0.74)	24.74
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.69 and the net investment income ratio would have been 2.75%.
(9)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.04 and the net investment income ratio would have been 5.21%.
(10)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(11)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(12)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.51 and the net investment income ratio would have been 2.46%.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Expenses		Expenses net of reimbursements		Net investment income before reimbursements	Net investment income net of reimbursements		Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O'Shares FTSE U.S. Quality Dividend ETF
For the period 07/14/15* – 06/30/16	0.49%		0.48%		2.74%	2.76	%(8)	13.39%	13.27%	7%	$213,332
O'Shares FTSE Europe Quality Dividend ETF
For the period 08/19/15* – 06/30/16	0.66		0.58		5.14	5.22	(9)	(5.06)	(4.24)	7	25,483
O'Shares FTSE Europe Quality Dividend Hedged ETF
For the period 08/25/15* – 06/30/16	0.95	(11)	0.15	(11)	2.35	3.15		12.44	13.96	12	3,991
O'Shares FTSE Asia Pacific Quality Dividend ETF
For the period 08/19/15* – 06/30/16	0.80		0.58		2.54	2.75	(12)	3.63	4.82	37	5,049
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the period 08/25/15* – 06/30/16	1.02	(11)	0.13	(11)	1.87	2.76		1.86	2.31	6	2,474

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2016

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the “Funds” or individually a “Fund”): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

non-exchange traded investment companies are valued at their net asset value. Exchange traded funds held by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF are valued at the mean of the closing bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2016 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs			LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Forward Foreign Currency Contracts	Exchange Traded Fund			Totals
O'Shares FTSE U.S. Quality Dividend ETF
Assets:	$211,861,184	$—	—		$—	$211,861,184
Liabilities:	—	—	—		—	—
Totals:	$211,861,184	$—	—		$—	$211,861,184
O'Shares FTSE Europe Quality Dividend ETF
Assets:	$25,202,584	$—	—		$—	$25,202,584
Liabilities:	—	—	—		—	—
Totals:	$25,202,584	$—	—		$—	$25,202,584
O'Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$—	$216,924	3,574,845	(1)	$—	$3,791,769
Liabilities:	—	(19,342)	—		—	(19,342)
Totals:	$—	$197,582	3,574,845		$—	$3,772,427
O'Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$4,988,294	$—	—		$—	$4,988,294
Liabilities:	—	—	—		—	—
Totals:	$4,988,294	$—	—		$—	$4,988,294

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs			LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Forward Foreign Currency Contracts	Exchange Traded Fund			Totals
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$—	$2,684	2,289,280	(1)	$—	$2,291,964
Liabilities:	—	(119,302)	—		—	(119,302)
Totals:	$—	$(116,618)	2,289,280		$—	$2,172,662

For the period ended June 30, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

For the O'Shares FTSE U.S. Quality Dividend ETF, O'Shares FTSE Europe Quality Dividend ETF and O'Shares FTSE Asia Pacific Quality Dividend ETF there were no transfers between Levels 1, 2, and 3 for the period ended June 30, 2016.

For the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF there were no transfers between Levels 2 and 3 for the period ended June 30, 2016.

(1)	The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of June 30, 2016, securities valued at $3,574,845 were transferred from Level 1 to Level 2 pursuant to the Pricing Procedures for O’Shares FTSE Europe Quality Dividend Hedged ETF. Also as of June 30, 2016, securities valued at $2,289,280 were transferred from Level 1 to Level 2 pursuant to the Pricing Procedures for O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. The transfers were a result of Pricing and Valuation Procedure changes to value the underlying exchange traded funds at the mean of the closing bid/ask spread versus the previous valuation of last trade price.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for a variety of reasons, including hedging and extracting investment returns. Forward foreign currency contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward foreign currency contract involves an obligation to

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

For the period ended June 30, 2016, the quarterly average settlement value of the Forward Foreign Currency Contracts held by the Funds was as follows:

	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Average Settlement Value Purchased	$1,586,246	$294,648
Average Settlement Value Sold	3,333,482	1,919,018

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Value of Derivative Instruments as of June 30, 2016
Fund	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location	Assets Value	Liabilities Value
	Forward Foreign Currency Contracts	Statements of Assets and Liabilities
O’Shares FTSE Europe Quality Dividend Hedged ETF			$216,924	$19,342
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF			2,684	119,302

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2016
Fund	Derivatives not Accounted for as Hedging Instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Forward Foreign Currency Contracts
O’Shares FTSE Europe Quality Dividend Hedged ETF		$195,861	$197,582
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF		(64,664)	(116,618)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2016 management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

The tax character of the distributions paid for the tax period ended June 30, 2016 was as follows:

	Period Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
O'Shares FTSE U.S. Quality Dividend ETF	$1,829,823	$—	$—	$1,829,823
O'Shares FTSE Europe Quality Dividend ETF	431,354	—	—	431,354
O'Shares FTSE Europe Quality Dividend Hedged ETF	173,882	—	—	173,882
O'Shares FTSE Asia Pacific Quality Dividend ETF	100,491	—	—	100,491
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	73,565	—	—	73,565

At June 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
O'Shares FTSE U.S. Quality Dividend ETF	$173,637	$—	$(191,144)	$14,345,480
O'Shares FTSE Europe Quality Dividend ETF	70,551	—	(32,708)	27,074
O'Shares FTSE Europe Quality Dividend Hedged ETF	259,056	—	(4,529)	22,230
O'Shares FTSE Asia Pacific Quality Dividend ETF	82,496	—	(85,463)	181,453
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	527	—	(215,639)	188,958
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2016 among the Funds’ components of net assets:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid in Capital
O'Shares FTSE U.S. Quality Dividend ETF	$(787)	$(1,351,560)	$1,352,347
O'Shares FTSE Europe Quality Dividend ETF	3,133	(77,734)	74,601
O'Shares FTSE Europe Quality Dividend Hedged ETF	150,294	(43,395)	(106,899)
O'Shares FTSE Asia Pacific Quality Dividend ETF	(942)	942	—
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	(87,905)	87,905	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law. For the tax year ended June 30, 2016, the following Funds had

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains:

Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
O'Shares FTSE U.S. Quality Dividend ETF	$191,144	$—
O'Shares FTSE Europe Quality Dividend ETF	28,804	—
O'Shares FTSE Europe Quality Dividend Hedged ETF	—	—
O'Shares FTSE Asia Pacific Quality Dividend ETF	72,838	—
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	—	—

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2016, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2016:

Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
O'Shares FTSE U.S. Quality Dividend ETF	$—	$—	$—
O'Shares FTSE Europe Quality Dividend ETF	—	3,904	3,904
O'Shares FTSE Europe Quality Dividend Hedged ETF	—	4,529	4,529
O'Shares FTSE Asia Pacific Quality Dividend ETF	—	12,625	12,625
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	215,639	—	215,639

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Trustees for the administration of the affairs of the Funds. Pursuant to the Advisory

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Agreement, the Adviser is entitled to receive an annual management fee as a percentage of average daily net assets for each Fund, payable on a monthly basis as follows:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	0.68%

Prior to August 24, 2015, the management fees for the Funds were the following:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.55%
O’Shares FTSE Europe Quality Dividend ETF	0.60%
O’Shares FTSE Europe Quality Dividend Hedged ETF	0.70%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.65%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	0.75%

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

The Adviser has agreed to waive its fees and reimburse expenses for each Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

Fund	Expense Limitation
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF*	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF*	0.68%
*	In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses (“AFFE”) incurred by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF from its investments in the O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF respectively. The expense limitation of 0.68% for each Fund is inclusive of AFFE for the Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Funds' financial statements.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

This undertaking can only be changed with the approval of the Board of Trustees.

For the period ended June 30, 2016 management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
O’Shares FTSE U.S. Quality Dividend ETF	$9,110	$—
O’Shares FTSE Europe Quality Dividend ETF	7,259	—
O’Shares FTSE Europe Quality Dividend Hedged ETF	18,444	3,144
O’Shares FTSE Asia Pacific Quality Dividend ETF	7,270	—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	14,435	4,452

The Adviser has entered into a Sponsor Agreement with O’Shares Investments, Inc. (the “Sponsor”). Under the Sponsor Agreement, the Sponsor agrees to pay certain expenses of each Fund. In particular, the Sponsor agrees to pay: up to $60,000 per year for fixed Trust expenses (such as insurance premiums, legal and other professional fees) (“Fixed Expenses”); all fees budgeted for each Fund and attributable solely to the Funds (“Incremental Expenses,”); and; at least trustee and trustee counsel fees allocable to the Funds and reimbursed to the Funds by the Adviser under the Expense Limitation Agreement (“Capped Expenses,” and together with Fixed Expenses and Incremental Expenses, “Sponsor Expenses”). Pursuant to the Sponsor Agreement, the Adviser pays all of the above noted Fund expenses and receives reimbursement from the Sponsor for any of the above noted Fund expenses exceeding the Net Management Fee. For these purposes, the “Net Management Fee” is defined as the total management fee earned by the Adviser under the Advisory Agreement minus (a) all Fund expenses that the Adviser is required to pay (on behalf of the Fund) under the Advisory Agreement, and (b) the Capped Expenses. Under the Sponsor Agreement, the Sponsor will not pay with respect to any Fund: the advisory fee; distribution fees (including payments under the Fund’s 12b-1 plan); brokerage commissions and other expenses incurred in placing orders for the purchase or sale of securities and other investment instruments; acquired fund fees and expenses; taxes; interest (including borrowing costs and dividend expenses on securities sold short); and, litigation and other extraordinary expenses. The Sponsor will enter into one or more index and/or data services agreement(s) with the Funds’ index provider, which provide for use of licensed indices by the Funds and the use of the related data by the Adviser in connection with its management of the Funds’ portfolios. The Sponsor will contract with a third party to have calculated and disclosed the indicative intraday value (“IIV”) of the Funds’ shares and to provide sub-administration services to the Adviser with respect to the Funds. Finally, under the Sponsor Agreement, the Sponsor agrees to develop the marketing strategy for the Funds and cooperate with the Adviser and the Funds’ Distributor to market, on behalf of the Distributor, the Funds’ shares in the U.S. In addition, the Sponsor also bore significant costs in developing the Funds, including arranging for the rights of the Funds and the Adviser to use the licensed index and related data. For these services and payments, the Sponsor is entitled to a fee from the Adviser equal to 90% of the Net Management Fee received by the Adviser from the Funds. The Sponsor does not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to any Fund.

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

8. Investment Transactions

For the period ended June 30, 2016 the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
O'Shares FTSE U.S. Quality Dividend ETF	$5,755,009	$5,399,187
O'Shares FTSE Europe Quality Dividend ETF	947,707	782,836
O'Shares FTSE Europe Quality Dividend Hedged ETF	350,165	350,420
O'Shares FTSE Asia Pacific Quality Dividend ETF	1,626,291	1,387,126
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF	139,526	266,329

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended June 30, 2016 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain (Loss)
O’Shares FTSE U.S. Quality Dividend ETF	$10,384,077	$1,352,347
O’Shares FTSE Europe Quality Dividend ETF	2,239,667	74,601
O’Shares FTSE Europe Quality Dividend Hedged ETF	2,218,225	(106,899)

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2016, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$206,418,184
O’Shares FTSE Europe Quality Dividend ETF	27,200,808
O’Shares FTSE Europe Quality Dividend Hedged ETF	5,882,699
O’Shares FTSE Asia Pacific Quality Dividend ETF	4,562,666
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	2,222,761

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asia-Pacific Risk:  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Depositary Receipts Risk:  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk:  Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Europe Risk:  Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Funds and Other Investment Companies Risk:  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk:  The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk:  A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

International Closed Market Trading Risk:  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk:  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2016

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Report of Independent Registered Accounting Firm
June 30, 2016

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the portfolios listed in Footnote I comprising part of FQF Trust (the “Funds”) at June 30, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 24, 2016

FQF Trust
Expense Examples (Unaudited)
June 30, 2016

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
June 30, 2016

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O'Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$1,119.20	$2.53	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
O'Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$1,022.90	$2.92	0.58%
Hypothetical	$1,000.00	$1,021.98	$2.92	0.58%
O'Shares FTSE Europe Quality Dividend Hedged ETF(a)
Actual	$1,000.00	$1,066.60	$0.67	0.13%
Hypothetical	$1,000.00	$1,024.22	$0.65	0.13%
O'Shares FTSE Asia Pacific Quality Dividend ETF
Actual	$1,000.00	$1,059.50	$2.97	0.58%
Hypothetical	$1,000.00	$1,021.98	$2.92	0.58%
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF(a)
Actual	$1,000.00	$980.70	$0.54	0.11%
Hypothetical	$1,000.00	$1,024.32	$0.55	0.11%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).
(a)	In addition to the fees and expenses which the O'Shares FTSE Europe Quality Dividend Hedged ETF and O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF bear directly, each Fund indirectly bears fees and expenses of the Underlying Fund in which each Fund invests. Each Fund’s Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of that Fund. If each Fund’s Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.68% for both the Actual and Hypothetical Expense.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2016 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2016. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

As of June 30, 2016, the Funds federal tax information were as follows:

Funds	QDI	DRD
O’Shares FTSE U.S.Quality Dividend ETF	100.00%	100.00%
O’Shares FTSE Europe Quality Dividend ETF	100.00%	0.00%
O’Shares FTSE Europe Quality Dividend Hedged ETF	51.36%	0.00%
O’Shares FTSE Asia Pacific Quality Dividend ETF	73.12%	0.00%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	61.00%	0.00%

For the tax year ended June 30, 2016, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:

	Foreign Taxes Paid	Foreign Source Income
O’Shares FTSE Europe Quality Dividend ETF	$57,184	$614,337
O’Shares FTSE Europe Quality Dividend Hedged ETF	7,954	85,449
O’Shares FTSE Asia Pacific Quality Dividend ETF	8,632	120,947
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	3,867	54,184

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Principal, Dover Consulting LLC (2008 to 2015).	13	None
Joseph A. Franco Year of Birth: 1957	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	13	None
Richard S. Robie III Year of Birth: 1960	Trustee	Since 2011	Consultant, Advent International (August 2010 to present).	13	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Year of Birth: 1971	Trustee; Vice President	Since 2010; Since 2011	Portfolio Manager, Adviser (April 2010 – present), Portfolio Manager, ICC Capital (June 2014 – December 2015); Chief Financial Officer and Portfolio Manager, Adviser (April 2010 – December 2015); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	13	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2015	Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).*
William H. DeRoche 60 State Street, Suite 700, Boston, MA 02109 Year of Birth: 1962	President	Since 2012	Chief Investment Officer, Adviser
(April 2010 to present); Portfolio Manager, ICC Capital (March 2014 to December 2015); Senior
Portfolio Manager, State Street
Global Advisors (2003 to 2010);
Analyst, Putnam Investments
(1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1961	Chief Compliance Officer	Since 2011	Managing Director, Foreside Fund Officer Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Hunter and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

FQF Trust

60 State Street
7th Floor, Suite 700, Room 727
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2016, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the fiscal period ended June 30, 2016 was:

2016
Audit Fees (a)	$56,000
Audit Related Fees (b)	0
Tax Fees (c)	$41,950
All Other Fees (d)	0
Total:	97,950

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with the June 30, 2016 annual financial statement.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal period ended June 30, 2016: $$41,950 .

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:

/s/ William H. DeRoche

William H. DeRoche

President

September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ William H. DeRoche

William H. DeRoche

President

September 2, 2016

By:

/s/ Josh Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

September 2, 2016